BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Common Stock, Shares Authorized	877,500,000	877,500,000
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Issued	72,366,667	64,350,423
Common Stock, Shares Outstanding	72,366,667	64,350,423